TYPE                13F-HR
PERIOD              12/31/05
FILER
     CIK            0000898373
     CCC            2jjjj#jj
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-7635

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: December 31,2005

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       February 13, 2006
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         30

Form 13F Information Table Value Total:    $  894,361
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                                 FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/   SH/ PUT/INVSTMT OTHER        VOTING AUTHORITY
    NAME  OF ISSUER     TITLE OF CLA    CUSIP    (X$1000)    PRN AMT   PRN CALLDSCRETN MANAGERSSOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------ -------- --------
C-COR Inc               COM         125010108          22,444 4,618,073 SH      OTHER  01              4,618,073
Digital River Inc       PUT         25388b954          22,317   750,400 SH PUT  OTHER  01                750,400
Fairfax Financial HoldinSUB VTG     303901102          18,988   132,453 SH      OTHER  01                      0  132,453
Fairfax Financial HoldinPUT         303901952          14,336   100,000 SH PUT  OTHER  01                100,000
Gartner Inc             COM         366651107          62,996 4,883,400 SH      OTHER  01              4,883,400
Harley Davidson Inc     PUT         412822958          18,742   364,000 SH PUT  OTHER  01                364,000
Interwoven Inc          COM NEW     46114t508          34,109 4,026,989 SH      OTHER  01              4,026,989
IShares Russell 2000 IndUNIT SER 1  464287655          62,467   936,263 SH      OTHER  01                936,263
IShares Russell 2000 IndPUT         464287955           6,672   100,000 SH PUT  OTHER  01                100,000
Jos A Bank Clothiers    PUT         480838951          13,835   318,700 SH PUT  OTHER  01                318,700
Krispy Kreme Doughnuts ICOM         501014104           3,173   552,758 SH      OTHER  01                      0  552,758
Lexar Media Inc.        COM         52886p104          57,869 7,048,571 SH      OTHER  01              7,048,571
Lexar Media Inc.        CALL        52886p904           4,450   542,000 SH CALL OTHER  01                542,000
Navarre Corp            PUT         639208957           7,517 1,359,400 SH PUT  OTHER  01              1,359,400
Novastar Financial Inc  COM         669947400          10,346   368,062 SH      OTHER  01                      0  368,062
Novastar Financial Inc  PUT         669947950          33,642 1,196,800 SH PUT  OTHER  01              1,196,800
Omnivision Tech Inc     PUT         682128953           5,988   300,000 SH PUT  OTHER  01                300,000
Omnivision Tech Inc     CALL        682128903          24,950 1,250,000 SH CALL OTHER  01              1,250,000
Overstock.com Inc       COM         690370101          19,469   691,603 SH      OTHER  01                 22,500  669,103
Overstock.com Inc       PUT         690370951          22,275   791,300 SH PUT  OTHER  01                791,300
Powerwave Technologies ICOM         739363109          70,067 5,574,145 SH      OTHER  01              5,574,145
Ryerson Tull Inc (New)  COM         78375P107          36,660 1,507,385 SH      OTHER  01              1,507,385
Safeway Inc.            COM         786514208          77,834 3,289,700 SH      OTHER  01              3,289,700
SPDR Trust Series 1     PUT         78462f953         138,517 1,112,500 SH PUT  OTHER  01              1,112,500
Taser Intl Inc          COM         87651b104           4,310   619,187 SH      OTHER  01                  9,589609,598
Taser Intl Inc          PUT         87651b954           7,863 1,129,700 SH PUT  OTHER  01              1,129,700
Temper-Pedic Intl       PUT         88023u951          11,282   981,000 SH PUT  OTHER  01                981,000
TheStreet.com Inc       COM         88368q103           9,075 1,258,667 SH      OTHER  01              1,258,667
Thor Industries Inc     PUT         885160951          70,280 3,970,600 SH PUT  OTHER  01              3,970,600
Yankee Candle Inc       PUT         984757954           1,889    73,800 SH PUT  OTHER  01                 73,800

 /TEXT
 /DOCUMENT
 /SUBMISSION